Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands			6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities							¥ 463,715				$ 71,067
Long-term investments							3,202,828		¥ 2,982,154		490,855
Long-term investments, Total losses							(73,199)	$ (11,218)	(169,374)	¥ 0
Intangible assets, net							14,784		72,302		2,265
Equity investments without readily determinable fair value							38,100	5,839	7,024	189,639
Equity investments without readily determinable fair value							2,641,845		1,812,810		404,881
Fixed assets, Total Gain/ (Losses)							95,111	14,576	0	¥ 0
Fixed assets, net							1,393,467		1,754,367		213,558
Prepayments and other assets							2,699,423		3,508,476		$ 413,705
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments, Total losses			¥ (73,199)	$ (11,218)					(169,374)
Intangible assets, net, Total losses					¥ (15,391)	$ (2,359)			(99,096)
Equity investments without readily determinable fair value					38,100	5,839			7,024
Mainland China film group – Licensed copyrights	¥ (390,299)	$ (59,816)
Mainland China film group – Produced content	(209,701)	$ (32,138)
Produced content monetized on its own							(205,462)	$ (31,488)
Fixed assets, Total Gain/ (Losses)					(95,111)	(14,576)
Prepayments and other assets, Total Gain/ (Losses)					(48,423)	$ (7,421)
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Money market fund							197,973		894,899
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value							39,750
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits							2,520,868		3,646,041
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities							1,253,514		890,459
Held-to-maturity debt securities							2,104,660		3,688,854
Significant Other Observable Inputs (Level 2) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities									490,799
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes									14,142,006
Convertible senior notes, current portion							4,966,667
Convertible senior notes, non-current portion							12,077,775
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments			¥ 0						0
Intangible assets, net					0				72,302
Equity investments without readily determinable fair value					102,251				44,198
Mainland China film group – Licensed copyrights	7,186,037
Mainland China film group – Produced content	¥ 4,124,114
Produced content monetized on its own							¥ 40,152
Fixed assets, net					0
Prepayments and other assets					¥ 110,000
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt security									10,259
Significant Unobservable Inputs (Level 3) | Prepayment and Other Assets | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Option to purchase equity interests of a listed company									¥ 14